Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Short-Term Borrowings [Abstract]
Schedule of short-term borrowings
	Annual Interest Rate	Maturity (Months)	Principal	December 31, 2021	December 31, 2020
			US$	US$	US$
Short-term borrowings:
ZHONGYUAN BANK CO., LTD (1)	5.60%	January, 2022	1,568,455	1,568,455	-
Total				1,568,455	-